First Quarter Report
November 30, 2022 (Unaudited)
Columbia Greater China Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Greater China Fund, November 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.3%
Issuer	Shares	Value ($)
Communication Services 17.7%
Entertainment 3.2%
NetEase, Inc.	206,400	2,984,263
Interactive Media & Services 14.5%
Autohome, Inc., ADR	9,136	273,166
Baidu, Inc. Class A(a)	38,176	515,209
Kuaishou Technology(a)	271,900	2,048,575
Tencent Holdings Ltd.	278,100	10,516,718
Total		13,353,668
Total Communication Services		16,337,931
Consumer Discretionary 34.4%
Automobiles 0.5%
BYD Co., Ltd., Class H	17,500	445,546
Hotels, Restaurants & Leisure 1.4%
Huazhu Group Ltd., ADR	13,073	500,434
Songcheng Performance Development Co., Ltd., Class A	380,000	766,640
Total		1,267,074
Household Durables 1.5%
Midea Group Co., Ltd., Class A	211,575	1,439,649
Internet & Direct Marketing Retail 22.9%
Alibaba Group Holding Ltd.(a)	452,168	4,921,018
JD.com, Inc., Class A	227,702	6,500,384
Meituan, Class B(a)	355,400	7,661,381
Pinduoduo, Inc., ADR(a)	25,199	2,067,326
Total		21,150,109
Leisure Products 0.6%
Bafang Electric Suzhou Co., Ltd., Class A	36,893	581,354
Specialty Retail 2.0%
China Tourism Group Duty Free Corp., Ltd., Class A	65,500	1,838,140
Textiles, Apparel & Luxury Goods 5.5%
Li Ning Co., Ltd.	365,000	2,933,322
Shenzhou International Group Holdings Ltd.	235,800	2,128,828
Total		5,062,150
Total Consumer Discretionary		31,784,022
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 9.3%
Beverages 4.2%
China Resources Beer Holdings Co., Ltd.	194,000	1,344,277
Kweichow Moutai Co., Ltd., Class A	9,200	2,073,295
Wuliangye Yibin Co., Ltd., Class A	20,533	456,830
Total		3,874,402
Food Products 4.6%
China Mengniu Dairy Co., Ltd.(a)	548,000	2,464,727
Foshan Haitian Flavouring & Food Co., Ltd., Class A	81,587	805,687
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	244,000	988,038
Total		4,258,452
Personal Products 0.5%
Proya Cosmetics Co., Ltd., Class A	19,580	466,722
Total Consumer Staples		8,599,576
Financials 12.5%
Banks 4.7%
China Construction Bank Corp., Class H	1,837,340	1,111,958
China Merchants Bank Co., Ltd., Class H	427,000	2,168,755
Industrial & Commercial Bank of China Ltd., Class H	2,102,000	1,053,520
Total		4,334,233
Capital Markets 2.4%
Hong Kong Exchanges and Clearing Ltd.	55,300	2,198,591
Insurance 5.4%
AIA Group Ltd.	317,200	3,221,042
Ping An Insurance Group Co. of China Ltd., Class H	296,500	1,830,593
Total		5,051,635
Total Financials		11,584,459
Health Care 6.4%
Biotechnology 0.8%
BeiGene Ltd., ADR(a)	1,717	328,995
Zai Lab Ltd., ADR(a)	11,202	431,949
Total		760,944
Health Care Equipment & Supplies 2.1%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	42,700	1,960,208
2	Columbia Greater China Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Greater China Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 0.7%
New Horizon Health Ltd.(a)	244,500	655,809
Health Care Technology 0.5%
Medlive Technology Co., Ltd.(b)	341,984	430,805
Life Sciences Tools & Services 2.3%
WuXi AppTec Co., Ltd., Class H	60,978	614,865
WuXi Biologics Cayman, Inc.(a)	222,500	1,458,206
Total		2,073,071
Pharmaceuticals —%
China Animal Healthcare Ltd.(a),(c),(d)	1,050,000	0
Total Health Care		5,880,837
Industrials 6.3%
Electrical Equipment 2.5%
Contemporary Amperex Technology Co., Ltd., Class A	16,600	909,402
Sungrow Power Supply Co., Ltd., Class A	86,400	1,417,339
Total		2,326,741
Machinery 2.1%
Shenzhen Inovance Technology Co., Ltd., Class A	55,575	552,620
Techtronic Industries Co., Ltd.	52,500	639,983
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	240,500	755,060
Total		1,947,663
Road & Rail 1.7%
Full Truck Alliance Co., Ltd., ADR(a)	186,240	1,588,627
Total Industrials		5,863,031
Information Technology 4.1%
Semiconductors & Semiconductor Equipment 1.7%
LONGi Green Energy Technology Co., Ltd., Class A	73,600	477,443
Silergy Corp.	72,000	1,080,212
Total		1,557,655
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 2.4%
Beijing Kingsoft Office Software, Inc., Class A	17,625	633,677
Glodon Co., Ltd., Class A	112,400	883,746
Kingdee International Software Group Co., Ltd.(a)	409,000	690,196
Total		2,207,619
Total Information Technology		3,765,274
Materials 1.7%
Chemicals 0.4%
Skshu Paint Co., Ltd., Class A(a)	19,239	326,434
Construction Materials 1.3%
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	265,300	1,237,724
Total Materials		1,564,158
Real Estate 2.9%
Real Estate Management & Development 2.9%
China Resources Land Ltd.	364,000	1,690,750
KE Holdings, Inc., ADR(a)	56,455	955,219
Total		2,645,969
Total Real Estate		2,645,969
Total Common Stocks (Cost $67,348,671)		88,025,257

Money Market Funds 3.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.989%(e),(f)	2,752,479	2,751,378
Total Money Market Funds (Cost $2,751,350)		2,751,378
Total Investments in Securities (Cost: $70,100,021)		90,776,635
Other Assets & Liabilities, Net		1,611,858
Net Assets		92,388,493

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2022, the total value of these securities amounted to $430,805, which represents 0.47% of total net assets.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2022, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2022.
Columbia Greater China Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Greater China Fund, November 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.989%
	5,041,311	17,203,818	(19,493,464)	(287)	2,751,378	343	15,461	2,752,479
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Greater China Fund | First Quarter Report 2022

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1QT158_08_N01_(01/23)